Summary of Significant Accounting Policies - Schedule of Asset's Expected Useful Life (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Process plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	5 Years
Bottom of range [member] | Other fixtures and fittings tools and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	3 Years
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	3 Years
Top of range [member] | Process plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	10 Years
Top of range [member] | Other fixtures and fittings tools and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	5 Years
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	5 Years